Label	Element	Value
Corporate restructuring	intr_CorporateRestructuring	R$ 0
Reserves
Corporate restructuring	intr_CorporateRestructuring	1,205,850,000
Equity	ifrs-full_Equity	1,185,233,000
Issued capital [member]
Corporate restructuring	intr_CorporateRestructuring	(3,216,442,000)
Equity	ifrs-full_Equity	13,000
Accumulated other comprehensive income [member]
Corporate restructuring	intr_CorporateRestructuring	74,555,000
Equity	ifrs-full_Equity	(40,766,000)
Treasury shares [member]
Corporate restructuring	intr_CorporateRestructuring	36,362,000
Equity	ifrs-full_Equity	0
Non-controlling interests [member]
Corporate restructuring	intr_CorporateRestructuring	1,899,675,000
Equity attributable to owners of parent [member]
Corporate restructuring	intr_CorporateRestructuring	R$ (1,899,675,000)